Acquisitions (Narrative) (Details) - Assets of Hereford, Texas and Hopewell, Virginia [Member] $ in Thousands	Jan. 01, 2016 USD ($)
Business Acquisition [Line Items]
Consideration transferred	$ 62,312
Net assets, historical cost	$ 6,299